UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09607
Fairholme Funds, Inc.
     (Exact name of registrant as specified in charter)
4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
     (Address of principal executive offices) (Zip code)
Bruce R. Berkowitz
4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
     (Name and address of agent for service)
Registrant’s telephone number, including area code: 866-202-2263
Date of fiscal year end: November 30
Date of reporting period: July 1, 2008 — June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009
REGISTRANT NAME: The Fairholme Fund
INVESTMENT COMPANY ACT FILE NUMBER: 811-09607
REPORTING PERIOD: 07/01/2008- 06/30/2009
REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137
NAME OF SERIES (AS APPLICABLE):
The Fairholme Fund Proxy Voting Report

					Who Proposed the		How was the
Name	Ticker		Shareholder		Issue	Was a Vote	Vote Cast	For or Against
of Issuer	Symbol	CUSIP	Meeting Date	Matter Voted On	(Issuer / Security Holder)	Cast	(For/Against)	Management
Homefed Corp.	HOFD	43739D307	7/15/2008	1) Directors recommend a vote for the following nominees: 01-Patrick Bienvenue, 02-Paul Borden, 03- Timothy Considine, 04- Ian Cumming, 05-Michael Lobatz, 06-Joseph Steinberg	Issuer	Yes	For	For
				2) Ratification of the selection of PricewaterhouseCoopers LLP as independent auditor of the company for 2008.	Issuer	Yes	For	For
Forest Laboratories, Inc.	FRX	345838106	8/11/2008	1) Directors recommend a vote for the following nominees: 01-Howard Solomon, 02-L.S. Olanoff, MD 03-Nesli Basgoz, MD, 04-William J. Candee, 05-George Cohan, 06-Dan Goldwasser, 07-Kenneth Goodman, 08-Lester Salans, MD.	Issuer	Yes	For	For
				02) Adoption of the amended and restated certificate of incorporation.	Issuer	Yes	For	For
				03) Ratification of BDO Seidman, LLP as independent registered public accounting firm.	Issuer	Yes	For	For
Fortescue Metals Group Ltd.	FMG.AU	6086253	9/30/2008	1) Authorize the Company, for the purposes of Section 136 of the Corporations Act and for all other purposes, to amend its Constitution as follows: by inserting a new Clause 4.1A as specified; by removing the wording in Clause 16.12(5) and replacing it with the specified wording	Issuer	Yes	For	For
				2) Authorize the Company, for the purposes of Listing Rule 15.11.1 and Section 136 of the Corporations Act and for all other purposes, to amend its Constitution as follows: by removing the existing definition of ASX from Clause 2(6) and replacing it with specified wording; by removing the existing definition of Listing Rules from Clause 2(18) and replacing it with the specified wording; by inserting a new Clause 3.2A as specified	Issuer	Yes	For	For
AmeriCredit Corp.	ACF	03060R101	10/28/2008	1) Directors recommend a vote for the following nominees: 01-Clifton Morris Jr., 02-John Clay, 03-Justin Wheeler, 04- Ian Cumming.	Issuer	Yes	For	For
				2) Proposal to amend the articles of incorporation to increase the authorized number of shares of common stock.	Issuer	Yes	For	For
				3) Proposal to approve the 2008 omnibus incentive plan for AmeriCredit Corp.	Issuer	Yes	For	For
				4) Proposal to amend the AmeriCredit Corp. employee stock purchase plan to increase the number of shares of common stock reserved.	Issuer	Yes	For	For
				5) Proposal to ratify the appointment of Deloitte & Touche LLP as accountants for the fiscal year ending June 30, 2009.	Issuer	Yes	For	For
				6) Attend to other business properly presented at the meeting.	Issuer	Yes	For	For
Fortescue Metals Group	FMG.AU	6086253	11/20/2008	1) Adoption of Remuneration Report	Issuer	Yes	For	For
				2) Election of Owen L. Hegarty	Issuer	Yes	For	For
				3) Election of Dr. Ian F. Burston	Issuer	Yes	For	For
				4) Re-election of Joseph S. Steinberg	Issuer	Yes	For	For
				5) Re-election of Graeme Rowley	Issuer	Yes	For	For
Mueller Water Products	MWA/B	624758207	1/28/2009	1) Directors recommend a vote for the following nominees: 01-Donald N. Boyce, 02-Howard L. Clark, Jr., 03-Gregory E. Hyland, 04- Jerry W. Kolb, 05-Joseph B. Leonard, 06-Mark J. O’Brien, 07-Bernard G. Rethore, 08-Neil A. Springer, 09-Lydia W. Thomas, 10-Michael T. Tokarz	Issuer	Yes	For	For
				2) Proposal to approve the conversion of all outstanding shares of Series B common stock into shares of series A common stock.	Issuer	Yes	Against	Against
				3) Proposal to approve the amendment to the amended and restated 2006 Stock Incentive Plan.	Issuer	Yes	Against	Against
				4) Proposal to ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for fiscal 2009.	Issuer	Yes	For	For

					Who Proposed the		How was the
Name	Ticker		Shareholder		Issue	Was a Vote	Vote Cast	For or Against
of Issuer	Symbol	CUSIP	Meeting Date	Matter Voted On	(Issuer / Security Holder)	Cast	(For/Against)	Management
The Boeing Company	BA	097023105	4/27/2009	1) Directors recommend a vote for the following nominees: 1a-John H. Biggs, 1b-John E. Bryson, 1c-Arthur D. Collins, Jr., 1d- Linda Z. Cook, 1e-William M. Daley, 1f-Kenneth M. Duberstein, 1g-John F. McDonnell, 1h-W. James McNerney, Jr., 1i-Mike S. Zafirovski	Issuer	Yes	For	For
				2) Amendment to The Boeing Company 2003 Incentive Stock Plan.	Issuer	Yes	For	For
				3) Advisory vote on appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				4) Adopt cumulative voting.	Security Holder	Yes	Against	For
				5) Require advisory vote on named executive officer compensation.	Security Holder	Yes	Against	For
				6) Adopt health care principles.	Security Holder	Yes	Against	For
				7) Prepare a report on foreign military sales.	Security Holder	Yes	Against	For
				8) Require an independent lead director.	Security Holder	Yes	Against	For
				9) Require shareholder approval of future severance arrangements.	Security Holder	Yes	Against	For
				10) Require disclosure of political contributions.	Security Holder	Yes	Against	For
Pfizer, Inc.	PFE	717081103	4/23/2009	1) Directors recommend a vote for the following nominees: 1a-Dennis A. Ausiello, 1b-Michael S. Brown, 1c-M. Anthony Burns, 1d-Robert N. Burt, 1e-W. Don Cornwell, 1f-William H. Gray, III, 1g-Constance J. Horner, 1h-James M. Kilts, 1i-Jeffrey B. Kindler, 1j-George A. Lorch, 1k-Dana G. Mead, 1l-Suzanne Nora Johnson 1m-Stephen W. Sanger, 1n-William C. Steere, Jr.	Issuer	Yes	For	For
				2) Proposal to ratify the selection of KPMG LLP as Independent Registered Public Accounting Firm for 2009.	Issuer	Yes	For	For
				3) Proposal to approve the Pfizer Inc. 2004 Stock Plan, as Amended and Restated.	Issuer	Yes	For	For
				4) Shareholder Proposal regarding Stock Options.	Security Holder	Yes	Against	For
				5) Shareholder Proposal regarding Advisory Vote on Executive Compensation.	Security Holder	Yes	Against	For
				6) Shareholder Proposal regarding Cumulative Voting.	Security Holder	Yes	Against	For
				7) Shareholder Proposal regarding Special Shareholder Meetings.	Security Holder	Yes	Against	For
Sears Holdings Corp.	SHLD	812350106	5/4/2009	1) Directors recommend a vote for the following nominees: 01- William Crowley, 02- Edward Lampert, 03-Steven Mnuchin, 04- Ann Reese, 05- Kevin Brollins, 06-Emily Scott, 07- Thomas Tisch	Issuer	Yes	For	For
				2) Ratify the appointment by the audit committee of Deloitte& Touche LLP as the company’s independent public accountants for fiscal year 2009.	Issuer	Yes	For	For
Humana Inc.	HUM	444859102	4/23/2009	1) Directors recommend a vote for the following nominees: 01- David A. Jones, Jr., 02- Frank A. D’ Amelio, 03- W. Roy Dunbar, 04- Kurt J. Hilzinger, 05- Michael B. McCallister, 06- William J. McDonald, 07- William E. Mitchell, 08- James J. O’ Brien, 09- Marissa T. Peterson, 10- W. Ann Reynolds, Ph.D.	Issuer	Yes	For	For
				2) The ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm.	Issuer	Yes	For	For
Spirit Aerosystems Holdings, Inc.	SPR	848574109	4/21/2009	1) Directors recommend a vote for the following nominees: 01- Charles L. Chadwell, 02- Ivor Evans, 03- Paul Fulchino 04- Richard Gephardt, 05- Robert Johnson, 06- Ronald Kadish 07- Francis Raborn, 08- Jeffrey L. Turner, 09- James L. Welch 10- Nigel Wright	Issuer	Yes	For	For
				2) Ratify the selection of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for fiscal year 2009.	Issuer	Yes	For	For
Canadian Natural Resources, Ltd.	CNQ	136385101	5/7/2009	1) Directors recommend a vote for the following nominees: 01- Catherine M. Best, 02- N. Murray Edwards, 03- Honourable Gary A. Filmon, 04- Ambassador Gordon D. Giffin, 05- John G. Langille, 06- Steve W. Laut, 07- Keith A.J. Macphail, 08- Allan P. Markin, 09- Honourable Frank J. Mckenna, 10- James S. Palmer, 11- Eldon R. Smith, 12- David A. Tuer	Issuer	Yes	For	For
				2) The appointment of PricewaterhouseCoopers LLP, chartered accountants, Calgary, Alberta, as auditors of the corporation for the ensuing year and the authorization of the audit committee of the board of directors of the corporation to fix their remuneration.	Issuer	Yes	For	For
General Dynamics Corporation	GD	39550108	5/6/2009	1) Directors recommend a vote for the following nominees: 01- N.D. Chabraja, 02- J.S. Crown, 03- W.P. Fricks, 04- J.L. Johnson, 05- G.A. Joulwan, 06- P.G. Kaminski, 07- J.M. Keane, 08- D.J. Lucas, 09- L.L. Lyles, 10- J.C. Reyes, 11- R. Walmsley	Issuer	Yes	For	For
				2) Approval of General Dynamics 2009 Equity Compensation Plan.	Issuer	Yes	For	For
				3) Approval of 2009 General Dynamics United Kingdom Share Save Plan.	Issuer	Yes	For	For
				4) Selection of Independent Auditors.	Issuer	Yes	For	For
				5) Shareholder proposal with regard to weapons in space.	Security Holder	Yes	Against	For
				6) Shareholder proposal with regard to executive death benefit payments.	Security Holder	Yes	Against	For

					Who Proposed the		How was the
Name	Ticker		Shareholder		Issue	Was a Vote	Vote Cast	For or Against
of Issuer	Symbol	CUSIP	Meeting Date	Matter Voted On	(Issuer / Security Holder)	Cast	(For/Against)	Management
Wellpoint, Inc.	WLP	94973V107	5/20/2009	1) Directors recommend a vote for the following nominees: 01- Lenox D. Baker, Jr., M.D., 02- Susan B. Bayh, 03- Larry C. Glasscock, 04- Julie A. Hill, 05- Ramiro G. Peru	Issuer	Yes	For	For
				2) To ratify the appointment of Ernst & young LLP as the independent registered public accounting firm for the company for 2009.	Issuer	Yes	For	For
				3) To approve the proposed WellPoint Incentive Compensation Plan.	Issuer	Yes	For	For
				4) To approve the WellPoint Employee Stock Purchase Plan.	Issuer	Yes	For	For
				5) To consider a shareholder proposal concerning an advisory resolution on compensation of named executive officers if properly presented at the meeting.	Security Holder	Yes	Against	For
The St. Joe Company	JOE	790148100	5/12/2009	1) Directors recommend a vote for the following nominees: 01- Michael L. Ainslie, 02- Hugh M. Durden, 03- Thomas A. Fanning, 04- Wm. Britton Greene, 05- Adam W. Herbert, Jr. 06- Delores M. Kesler, 07- John S. Lord, 08- Walter L. Revell	Issuer	Yes	For	For
				2) Approval of The St. Joe Company 2009 Equity Incentive Plan.	Issuer	Yes	For	For
				3) Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the 2009 fiscal year.	Issuer	Yes	For	For
American Express Company	AXP	025816109	4/27/2009	1) Directors recommend a vote for the following nominees: 01- D.F. Akerson, 02- C. Barshefsky, 03- U.M. Burns, 04- K.I. Chenault, 05- P. Chernin, 06- J. Leschly, 07- R.C. Levin, 08- R.A. McGinn, 09- E.D. Miller, 10- S.S. Reinemund, 11- R.D. Walter, 12- R.A. Williams	Issuer	Yes	For	For
				2) Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2009.	Issuer	Yes	For	For
				3) Advisory (non-binding) vote approving executive compensation	Issuer	Yes	For	For
				4) Shareholder proposal relating to cumulative voting for Directors.	Security Holder	Yes	Against	For
				5) Shareholder proposal relating to the calling of special shareholder meetings.	Security Holder	Yes	Against	For
Leucadia National Corporation	LUK	527288104	5/11/2009	1) Directors recommend a vote for the following nominees: 01- Ian M. Cumming, 02- Paul M. Dougan, 03- Alan J. Hirschfield 04- James E. Jordan, 05- Jeffrey C. Keil, 06- J.C. Nichols, III 07- Michael Sorkin, 08- Joseph S. Steinberg	Issuer	Yes	For	For
				2) To approve certain amendments to the company’s 1999 stock option plan.	Issuer	Yes	For	For
				3) To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the company for 2009.	Issuer	Yes	For	For
Northrop Grumman Corporation	NOC	666807102	5/20/2009	1) Directors recommend a vote for the following nominees: 01- Lewis W. Coleman, 02- Thomas B. Fargo, 03- Victor H. Fazio 04- Donald E. Felsinger, 05- Stephen E. Frank, 06- Bruce C. Gordon, 07- Madeleine Kleiner, 08- Karl J. Krapek, 09- Richard B. Myers, 10- Aulana L. Peters, 11- Kevin W. Sharer, 12- Ronald D. Sugar	Issuer	Yes	For	For
				2) Proposal to ratify the appointment of Deloitte & Touche LLP as the Company’s Independent Auditor.	Issuer	Yes	For	For
				3) Stockholder proposal regarding a report on space-based weapons.	Security Holder	Yes	Against	For
				4) stockholder proposal regarding a vote on executive compensation.	Security Holder	Yes	Against	For
				5) Stockholder proposal regarding right of 10% stockholders to call a special meeting.	Security Holder	Yes	Against	For
Hertz Global Holdings, Inc.	HTZ	42805T105	5/21/2009	1) Directors recommend a vote for the following nominees: 01- Carl T. Berquist, 02- J. Travis Hain, 03- Gregory S. Ledford 04- Nathan K. Sleeper	Issuer	Yes	For	For
				2) The ratification of the selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accounting firm for the year 2009.	Issuer	Yes	For	For
Ensign Energy Services Inc.	ESI.CN	293570107	5/20/2009	1) To set the number of Directors of the Corporation at Nine (9).	Issuer	Yes	For	For
				2) Directors recommend a vote for the following nominees: 01-N. Murray Edwards, 02-Robert H. Geddes, 03-James B. Howe, 04-Len O. Kangas, 05-Selby W. Porter, 06-John G. Schroeder, 07-Kenneth J. Shirka, 08-Gail D. Surkan, 09-Barth E. Whitham	Issuer	Yes	For	For
				3) The appointment of PricewaterhouseCoopers LLP, chartered accountants, as auditors of the corporation for the ensuing fiscal year and the authorization in favour of the directors to fix their remuneration.	Issuer	Yes	For	For
				04) To approve the amendments to the stock option plan of the corporation, the details of which are more particularly described in the information circular of the corporation dated March 31, 2009.	Issuer	Yes	For	For
United Rentals, Inc.	URI	911363109	6/11/2009	1) Directors recommend a vote for the following nominees: 01- Jenne K. Britell, 02- Jose B. Alvarez, 03- Bobby J. Griffin 04- Michael J. Kneeland, 05- Singleton B. McAllister, 06- Brian D. McAuley, 07- John S. McKinney, 08- Jason D. Papastavrou	Issuer	Yes	Against-01	Against-01
				2) Approval of annual compensation plan.	Issuer	Yes	For	For
				3) Ratification of appointment of independent auditors.	Issuer	Yes	For	For

					Who Proposed the		How was the
Name	Ticker		Shareholder		Issue	Was a Vote	Vote Cast	For or Against
of Issuer	Symbol	CUSIP	Meeting Date	Matter Voted On	(Issuer / Security Holder)	Cast	(For/Against)	Management
UnitedHealth Group, Inc.	UNH	91324P102	6/2/2009	1) Directors recommend a vote for the following nominees: 01- William C. Ballard, Jr., 02- Richard T. Burke, 03- Robert J. Darretta, 04- Stephen J. Hemsley, 05- Michele J. Hooper, 06- Douglas W. Leatherdale, 07- Glenn M. Renwick, 08- Kenneth L. Shine, M.D., 09- Gail R. Wilensky, Ph.D.	Issuer	Yes	For	For
				2) Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the company for the fiscal year ending December 31, 2009.	Issuer	Yes	For	For
				3) Shareholder proposal concerning advisory vote on executive compensation.	Security Holder	Yes	For	Against
Fortescue Metals Group Ltd.	FMG.AU	6086253	6/23/2009	1) Authorize the Directors, for the purpose of Listing Rule 7.2 [exception 9(b)] and for all other purposes, to grant incentive options and issue shares pursuant to those incentive options from time to time upon the terms and conditions specified in the rules of the incentive option scheme; as specified	Issuer	Yes	For	For
				2) Approve, for the purposes of Chapter 2E of the Corporations Act, Listing Rule 7.1 and Listing Rule 10.14 and for all other purposes, to grant of 600,000 Incentive options to Mr. Russell Scrimshaw (or his permitted nominee) in accordance with the Incentive Option Scheme and otherwise on the terms and conditions; as specified.	Issuer	Yes	For	For
				3.1) Approve and ratify, for the purposes of Listing Rule 7.4 and for all other purposes, the allotment and issue of 16,453,469 shares to Bocimar International NV on the terms and conditions; as specified.	Issuer	Yes	For	For
				3.2) Approve and ratify, for the purposes of Listing Rule 7.4 and for all other purposes, the allotment and issue of 260,000,000 shares to the Valin Nominees on the terms and conditions; as specified.	Issuer	Yes	For	For
JZ Capital Partners Limited	JZCP	GG00BB2RK0R31	5/22/2009	1) That, subject to the passing at the Ordinary Meeting of the of the resolution in the notice of that meeting dated 22 May, 2009 the passing Resolutions 3 and 4 below and the adoption by the Company of new articles of incorporation (the “New Articles”) pursuant to Resolution 7 below, the proposals:	Issuer	Yes	For	For
a- for the pre-emptive offering of up to 227,556,137 New Ordinary Shares in the capital of the Company having the same rights and entitlements as and ranking pari passu with the existing Ordinary Shares, save in respect of the final dividend, if any, to be declared in respect of the financial period to 28 February 2009, to existing holders of Ordinary Shares, pro rata to their existing holdings (the “Open Offer”); and
b- for the placing of Ordinary Shares by Jefferies International Limited on behalf of the Company to certain existing holders of Ordinary Shares and new investors, subject to claw back under the Open Offer (the “Ordinary Share Placing”) provided that under such placing, new limited voting ordinary shares in the capital of the Company having the rights and entitlements set out in the New Articles (“Limited Voting Ordinary Shares”) may be placed to the existing holders of Ordinary Shares and new investors instead of Ordinary Shares. Pursuant to the arrangements described in the circular to shareholders of the Company dated 22 May 2009 (the Circular) (together the “Ordinary Share Proposals”) be approved.
				2) That, subject to the passing at the ZDP Class Meeting of resolution 1 in the notice of that meeting dated 22 May 2009 and the adoption by the Company of the New Articles pursuant to Resolution 8 below, the proposals:	Issuer	Yes	For	For
a- for the creation of new zero dividend redeemable preference shares in the capital of the Company having the rights and entitlements set out in the New Articles (“New ZDP Shares”);
b- for the offer for subscription of New ZDP Shares for cash;
c- for the placing of New ZDP Shares by JPMorgan Cazenove Limited on behalf of the Company: and
d- for the attaching to each existing ZDP Share of a right of conversion, excercisable by a valid election, into a New ZDP Share on the basis of each ZDP Share the subject of such election converting into one New ZDP Share, pursuant to the arrangements described in the Circular (together the “ZDP Proposals”) be approved.
				3) THAT the related party transactions (as such term is defined in the Listing Rules of the United Kingdom Listing Authority (the Listing Rules)) constituted by:	Issuer	Yes	For	For
a- the payment of commission totalling US$187,500 to John (Jay) W Jordin II in respect of the shares subscribed for by him pursuant to the Ordinary Share Placing; and
b- the conditional irrevocable commitment to the Company from John (Jay) W Jordan II to acquire at least part of the 1,722,129 Ordinary Shares identified by the Company as being held by shareholders who are non-qualified, for the purposes of the Company’s articles of incorporation (the “Articles”), and therefore subject to the forced sale provisions of the Articles, and the corresponding indemnity from the Company to John (Jay) W Jordan II against any claim in respect of the exercise of the forced sale provisions of the Articles, be hereby approved for the purposes of the provisions of Chapter 11 of the Listing Rules.

					Who Proposed the		How was the
Name	Ticker		Shareholder		Issue	Was a Vote	Vote Cast	For or Against
of Issuer	Symbol	CUSIP	Meeting Date	Matter Voted On	(Issuer / Security Holder)	Cast	(For/Against)	Management
				4) THAT the related party transactions (as such term is defined in the Listing Rules) constituted by:	Issuer	Yes	For	For
a- the payment of commission totally US$187,500 to David Zalaznick in respect of the shares subscribed for by him pursuant to the Ordinary Share Placing: and
b- the conditional irrevocable commitment to the Company from David Zalaznick to acquire at least part of the 1,722,129 Ordinary Shares identified by the Company as being held by shareholders who are non-qualified, for the purposes of the Articles, and therefore subject to the forced sale provisions of the Articles, and the corresponding indemnity from the Company to David Zalaznick against any claim in respect of the exercise of the forced sale provisions of the Articles, be hereby approved for the purposes of the provisions of Chapter 11 of the Listing Rules of the United Kingdom Listing Authority.
				5) THAT the related party transaction ( as such terms defined in the Listing Rules) constituted by the amendments to the advisory agreement entered into on 12 May 2008 between the Company and Jordan/Zalaznick Advisers, Inc. In the form set out in the document presented to the meeting and initialled for the purposes of identification and as described in the Circular be hereby approved for the purposes of the provisions of Chapter 11 of the Listing Rules.	Issuer	Yes	For	For
				6) THAT, subject to the passing of Resolution 1 above, the proposed share consolidation of the Company’s Ordinary Shares and Limited Voting Ordinary Shares, on the basis of one Ordinary Share for every five Ordinary Shares and one Limited Voting Ordinary Share for every five Limited Voting Ordinary Shares to be effected on the third dealing day following admission of the New Ordinary Shares in the capital of the Company Issued pursuant to the Open Offer, be approved.	Issuer	Yes	For	For
				7) THAT, subject to the passing of the resolution at the Ordinary Share Class Meeting:	Issuer	Yes	For	For
a- the Company’s articles of Incorporation be amended in the terms set out in the document presented to the meeting and initialled for the purposes of identification and as described in the Circular in order to facilitate the completion of the Ordinary Share Proposals by, inter alia, amending the rights attaching to the Ordinary Shares and creating new Limited Voting Ordinary Shares and harmonising the provisions in respect of the forced transfer of Shares; and
b- the Company’s memorandum of incorporation be amended by deleting paragraph 5 in its entirety and replacing the same with the following: “The share capital of the Company is as stated in the Company’s articles of incorporation.”
				8) THAT, subject to the passing resolution 1 at the ZDP Class Meeting:	Issuer	Yes	For	For
a- the Company’s articles of incorporation be amended in the terms set out in the document presented to the meeting and initialled for the purposes of identification and as described in the Circular in order to facilitate the completion of the ZDP Proposals by, inter alia, amending the rights attaching to the ZDP Shares and creating New ZDP Shares and, to the extent not otherwise approved pursuant to Resolution 7 above, harmonising the provisions in respect of the forced transfer of Shares:
b- the rights attaching to each ZDP Share be amended by the addition of a right to convert into a New ZDP Share as described in and in accordance with the Circular; and
c- to the extent not otherwise approved pursuant to Resolution 7 above, the Company’s memorandum of Incorporation be amended by deleting paragraph 5 in its entirety and replacing the same with the following: “The share capital of the Company is as stated in the Company’s articles of incorporation.”. Special Resolution: THAT:
a- the resolutions to be proposed at the extraordinary general meeting of the holders of ordinary shares in the capital of the Company convened for the same day (the “EGM Resolutions”) be approved and any effect on or modification to the rights attaching to the Ordinary Shares which may result from the passing of the EGM Resolutions or the implementation of the Ordinary Share Proposals (as defined below) be sanctioned; and
b- subject to the adoption by the Company of new articles of incorporation (the “New Articles”) in the terms set out in circular to shareholders of the Company dated 22 May 2009 (the Circular), the proposals for the placing of Ordinary Shares by Jefferies International Limited on behalf of the Company to certain existing holders of Ordinary Shares and new investors, subject to clawback under the Open Offer provided that under such placing, new limited voting ordinary shares in the capital of the Company having the rights and entitlements set out in the New Articles (“Limited Voting Ordinary Shares”) may be placed to the existing holders of Ordinary Shares and new investors instead of new Ordinary Shares on the basis of one Limited Voting Ordinary Share for each New Ordinary Share so placed pursuant to the arrangements described in the Circular (the “ordinary Share Proposals”) be approved.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz Bruce R. Berkowitz, President (Principal Executive Officer)

Date	August 17, 2009

*	Print the name and title of each signing officer under his or her signature.